Cover	Dec. 14, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 14, 2023
Entity File Number	001-41609
Entity Registrant Name	CETUS CAPITAL ACQUISITION CORP.
Entity Central Index Key	0001936702
Entity Tax Identification Number	88-2718139
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Floor 3, No. 6, Lane 99
Entity Address, Address Line Two	Zhengda Second Street
Entity Address, Address Line Three	Wenshan District
Entity Address, City or Town	Taipei
Entity Address, Country	TW
Entity Address, Postal Zip Code	11602
City Area Code	886
Local Phone Number	920518827
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, one Warrant and one Right
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, one Warrant and one Right
Trading Symbol	CETUU
Security Exchange Name	NASDAQ
Class A common stock, par value $0.0001 per share, included as part of the Units
Title of 12(b) Security	Class A common stock, par value $0.0001 per share, included as part of the Units
Trading Symbol	CETU
Security Exchange Name	NASDAQ
Warrants included as part of the Units
Title of 12(b) Security	Warrants included as part of the Units
Trading Symbol	CETUW
Security Exchange Name	NASDAQ
Rights included as part of the Units
Title of 12(b) Security	Rights included as part of the Units
Trading Symbol	CETUR
Security Exchange Name	NASDAQ